Other Assets	12 Months Ended
Feb. 01, 2014
Other Assets

12. Other assets

	February 1, 2014	February 2, 2013
(in millions)
Deferred extended service plan costs	$61.9	$56.9
Goodwill	26.8	24.6
Other assets	25.3	18.4

Total other assets	$114.0	$99.9

Goodwill

The following table summarizes the Company’s goodwill by reporting unit:

	US	UK	Other	Total
(in millions)
Balance at January 28, 2012	$—	$—	$—	$—
Acquisition(1)	24.6	—	—	24.6

Balance at February 2, 2013	24.6	—	—	24.6
Acquisitions(1)	(1.4)	—	3.6	2.2

Balance at February 1, 2014	$23.2	$—	$3.6	$26.8

(1)	See Note 14 for additional discussion of the goodwill recorded by the Company during Fiscal 2014 and Fiscal 2013.

The Company’s reporting units align with the operating segments disclosed in Note 2. There have been no goodwill impairment losses recorded during the fiscal periods presented in the consolidated income statements. If future economic conditions are different than those projected by management, future impairment charges may be required.